Property, equipment and software (Detail) - USD ($) $ in Millions			12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		$ 9,348			$ 9,348	$ 9,057
Balance at the beginning of the year			$ 9,348
Balance at the end of the year		9,348	12,804		9,348
Internally generated software in progress			787
Own use properties in progress			126
Leasehold improvements in progress			100
Cash outflows on lease			641
Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		19,966			19,966	19,522
Adjustment from adoption of IFRS 16		3,354
Balance at the beginning of the year			23,321
Additions			1,931		1,702
Disposals / write-offs	[1]		(636)		(849)
Reclassifications			(398)	[2]	(195)
Foreign currency translation			213		(213)
Balance at the end of the year		23,321	24,431		23,321
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		10,619			10,619	10,465
Balance at the beginning of the year			10,619
Depreciation			1,728		1,153
Impairment	[3]		37		75
Disposals / write-offs	[1]		(614)		(840)
Reclassifications			(254)	[2]	(124)
Foreign currency translation			112		(111)
Balance at the end of the year		10,619	11,628		10,619
Owned properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		3,179			3,179
Balance at the beginning of the year			3,160
Balance at the end of the year		3,160	3,184		3,160
Owned properties | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		7,679			7,679
Adjustment from adoption of IFRS 16		(20)
Balance at the beginning of the year			7,659
Additions			15
Disposals / write-offs	[1]		(15)
Reclassifications			(130)
Foreign currency translation			122
Balance at the end of the year		7,659	7,650		7,659
Owned properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		4,500			4,500
Adjustment from adoption of IFRS 16		(1)
Balance at the beginning of the year			4,499
Depreciation			161
Impairment	[3]		1
Disposals / write-offs	[1]		(15)
Reclassifications			(256)
Foreign currency translation			75
Balance at the end of the year		4,499	4,466		4,499
Leased properties and other
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year	[4]	0			0
Balance at the beginning of the year	[4]		3,378
Balance at the end of the year	[4]	3,378	3,226		3,378
Leased properties and other | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Adjustment from adoption of IFRS 16	[4]	3,407
Balance at the beginning of the year	[4]		3,407
Additions	[4]		345
Disposals / write-offs	[1],[4]		(22)
Reclassifications	[4]		0
Foreign currency translation	[4]		14
Balance at the end of the year	[4]	3,407	3,745		3,407
Leased properties and other | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Adjustment from adoption of IFRS 16	[4]	29
Balance at the beginning of the year	[4]		29
Depreciation	[4]		487
Impairment	[3],[4]		2
Disposals / write-offs	[1],[4]		(2)
Reclassifications	[4]		0
Foreign currency translation	[4]		4
Balance at the end of the year	[4]	29	519		29
Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,249			1,249
Balance at the beginning of the year			1,249
Balance at the end of the year		1,249	1,236		1,249
Leasehold improvements | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		3,122			3,122
Balance at the beginning of the year			3,122
Additions			21
Disposals / write-offs	[1]		(314)
Reclassifications			164
Foreign currency translation			10
Balance at the end of the year		3,122	3,004		3,122
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,873			1,873
Balance at the beginning of the year			1,873
Depreciation			194
Impairment	[3]		1
Disposals / write-offs	[1]		(312)
Reclassifications			2
Foreign currency translation			9
Balance at the end of the year		1,873	1,768		1,873
IT hardware and communications equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		491			491
Balance at the beginning of the year			486
Balance at the end of the year		486	506		486
IT hardware and communications equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,568			1,568
Adjustment from adoption of IFRS 16		(32)
Balance at the beginning of the year			1,535
Additions			178
Disposals / write-offs	[1]		(170)
Reclassifications			0
Foreign currency translation			16
Balance at the end of the year		1,535	1,559		1,535
IT hardware and communications equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,077			1,077
Adjustment from adoption of IFRS 16		(28)
Balance at the beginning of the year			1,049
Depreciation			165
Impairment	[3]		0
Disposals / write-offs	[1]		(169)
Reclassifications			0
Foreign currency translation			9
Balance at the end of the year		1,049	1,053		1,049
Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		2,882			2,882
Balance at the beginning of the year			2,882
Balance at the end of the year		2,882	3,270		2,882
Internally generated software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		5,173			5,173
Balance at the beginning of the year			5,173
Additions			73
Disposals / write-offs	[1]		(28)
Reclassifications			943
Foreign currency translation			15
Balance at the end of the year		5,173	6,176		5,173
Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		2,291			2,291
Balance at the beginning of the year			2,291
Depreciation			603
Impairment	[3]		30
Disposals / write-offs	[1]		(28)
Reclassifications			0
Foreign currency translation			9
Balance at the end of the year		2,291	2,906		2,291
Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		153			153
Balance at the beginning of the year			153
Balance at the end of the year		153	126		153
Purchased software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		469			469
Balance at the beginning of the year			469
Additions			30
Disposals / write-offs	[1]		(20)
Reclassifications			2
Foreign currency translation			4
Balance at the end of the year		469	485		469
Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		316			316
Balance at the beginning of the year			316
Depreciation			56
Impairment	[3]		3
Disposals / write-offs	[1]		(20)
Reclassifications			0
Foreign currency translation			3
Balance at the end of the year		316	358		316
Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		238			238
Balance at the beginning of the year			238
Balance at the end of the year		238	241		238
Other machines and equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		799			799
Adjustment from adoption of IFRS 16		0
Balance at the beginning of the year			799
Additions			23
Disposals / write-offs	[1]		(68)
Reclassifications			41
Foreign currency translation			4
Balance at the end of the year		799	799		799
Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		561			561
Adjustment from adoption of IFRS 16		0
Balance at the beginning of the year			561
Depreciation			62
Impairment	[3]		0
Disposals / write-offs	[1]		(68)
Reclassifications			0
Foreign currency translation			3
Balance at the end of the year		561	559		561
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,157			1,157
Balance at the beginning of the year			1,157
Balance at the end of the year		1,157	1,014	[5]	1,157
Projects in progress | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,157			1,157
Balance at the beginning of the year			1,157
Additions			1,246
Disposals / write-offs	[1]		0
Reclassifications			(1,418)
Foreign currency translation			28
Balance at the end of the year		1,157	1,014		1,157
Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year			0
Depreciation			0
Impairment	[3]		0
Disposals / write-offs	[1]		0
Reclassifications			0
Foreign currency translation			0
Balance at the end of the year		0	0		0
UBS AG
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		8,479			8,479	8,191
Balance at the beginning of the year			8,479
Balance at the end of the year		8,479	11,826	[6],[7]	8,479
Internally generated software in progress			744
Own use properties in progress			101
Leasehold improvements in progress			98
Cash outflows on lease			614
UBS AG | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		18,102			18,102	17,705
Adjustment from adoption of IFRS 16		3,264
Balance at the beginning of the year			21,365
Additions			1,740		1,484
Disposals / write-offs	[1]		(554)		(726)
Reclassifications			(391)	[7]	(195)
Foreign currency translation			169		(166)
Balance at the end of the year		21,365	22,329		21,365
UBS AG | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		9,623			9,623	$ 9,514
Adjustment from adoption of IFRS 16		0
Balance at the beginning of the year			9,623
Depreciation			1,542		984
Impairment			34	[3]	67
Disposals / write-offs			(533)	[1]	(730)
Reclassifications			(248)	[7]	(124)
Foreign currency translation			86		(88)
Balance at the end of the year		9,623	10,503		9,623
UBS AG | Owned properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		2,900			2,900
Balance at the beginning of the year			2,881
Balance at the end of the year		2,881	2,914		2,881
UBS AG | Owned properties | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		7,031			7,031
Adjustment from adoption of IFRS 16		(20)
Balance at the beginning of the year			7,012
Additions			14
Disposals / write-offs	[1]		(9)
Reclassifications			(135)
Foreign currency translation			106
Balance at the end of the year		7,012	6,988		7,012
UBS AG | Owned properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		4,132			4,132
Adjustment from adoption of IFRS 16		(1)
Balance at the beginning of the year			4,131
Depreciation			141
Impairment	[3]		1
Disposals / write-offs	[1]		(9)
Reclassifications			(256)
Foreign currency translation			66
Balance at the end of the year		4,131	4,074		4,131
UBS AG | Leased properties and other
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		0			0
Balance at the beginning of the year			3,284
Balance at the end of the year		3,284	3,149	[8]	3,284
UBS AG | Leased properties and other | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Adjustment from adoption of IFRS 16		3,299
Balance at the beginning of the year			3,299
Additions	[8]		337
Disposals / write-offs	[1],[8]		(21)
Reclassifications	[8]		0
Foreign currency translation	[8]		15
Balance at the end of the year		3,299	3,630	[8]	3,299
UBS AG | Leased properties and other | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Adjustment from adoption of IFRS 16		16
Balance at the beginning of the year			16
Depreciation	[8]		463
Impairment	[3],[8]		2
Disposals / write-offs	[1],[8]		(2)
Reclassifications	[8]		0
Foreign currency translation	[8]		3
Balance at the end of the year		16	481	[8]	16
UBS AG | Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,200			1,200
Balance at the beginning of the year			1,200
Balance at the end of the year		1,200	1,188		1,200
UBS AG | Leasehold improvements | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		3,042			3,042
Balance at the beginning of the year			3,042
Additions			18
Disposals / write-offs	[1]		(312)
Reclassifications			158
Foreign currency translation			10
Balance at the end of the year		3,042	2,917		3,042
UBS AG | Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,842			1,842
Balance at the beginning of the year			1,842
Depreciation			184
Impairment	[3]		1
Disposals / write-offs	[1]		(310)
Reclassifications			3
Foreign currency translation			9
Balance at the end of the year		1,842	1,729		1,842
UBS AG | IT hardware and communications equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		269			269
Balance at the beginning of the year			268
Balance at the end of the year		268	254		268
UBS AG | IT hardware and communications equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,002			1,002
Adjustment from adoption of IFRS 16		(15)
Balance at the beginning of the year			987
Additions			85
Disposals / write-offs	[1]		(108)
Reclassifications			(3)
Foreign currency translation			2
Balance at the end of the year		987	963		987
UBS AG | IT hardware and communications equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		733			733
Adjustment from adoption of IFRS 16		(15)
Balance at the beginning of the year			719
Depreciation			98
Impairment	[3]		0
Disposals / write-offs	[1]		(108)
Reclassifications			0
Foreign currency translation			1
Balance at the end of the year		719	710		719
UBS AG | Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		2,718			2,718
Balance at the beginning of the year			2,718
Balance at the end of the year		2,718	3,082		2,718
UBS AG | Internally generated software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		4,879			4,879
Balance at the beginning of the year			4,879
Additions			96
Disposals / write-offs	[1]		(28)
Reclassifications			863
Foreign currency translation			7
Balance at the end of the year		4,879	5,817		4,879
UBS AG | Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		2,161			2,161
Balance at the beginning of the year			2,161
Depreciation			565
Impairment	[3]		27
Disposals / write-offs	[1]		(28)
Reclassifications			5
Foreign currency translation			5
Balance at the end of the year		2,161	2,735		2,161
UBS AG | Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		93			93
Balance at the beginning of the year			93
Balance at the end of the year		93	69		93
UBS AG | Purchased software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		303			303
Balance at the beginning of the year			303
Additions			9
Disposals / write-offs	[1]		(10)
Reclassifications			2
Foreign currency translation			(1)
Balance at the end of the year		303	302		303
UBS AG | Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		209			209
Balance at the beginning of the year			209
Depreciation			33
Impairment	[3]		2
Disposals / write-offs	[1]		(10)
Reclassifications			0
Foreign currency translation			(1)
Balance at the end of the year		209	233		209
UBS AG | Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		223			223
Balance at the beginning of the year			223
Balance at the end of the year		223	227		223
UBS AG | Other machines and equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		769			769
Adjustment from adoption of IFRS 16		0
Balance at the beginning of the year			769
Additions			22
Disposals / write-offs	[1]		(66)
Reclassifications			39
Foreign currency translation			4
Balance at the end of the year		769	768		769
UBS AG | Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		546			546
Adjustment from adoption of IFRS 16		0
Balance at the beginning of the year			546
Depreciation			58
Impairment	[3]		0
Disposals / write-offs	[1]		(66)
Reclassifications			0
Foreign currency translation			3
Balance at the end of the year		546	541		546
UBS AG | Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,076			1,076
Balance at the beginning of the year			1,076
Balance at the end of the year		1,076	943	[6]	1,076
UBS AG | Projects in progress | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the previous year		1,076			1,076
Balance at the beginning of the year			1,076
Additions			1,158
Disposals / write-offs	[1]		0
Reclassifications			(1,315)
Foreign currency translation			25
Balance at the end of the year		1,076	943		1,076
UBS AG | Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year			0
Depreciation			0
Impairment	[3]		0
Disposals / write-offs	[1]		0
Reclassifications			0
Foreign currency translation			0
Balance at the end of the year		$ 0	$ 0		$ 0

[1]	Includes write-offs of fully depreciated assets
[2]	Reflects reclassifications to Properties held for sale.
[3]	Impairment charges recorded in 2019 generally relate to assets that are no longer used for which the recoverable amount based on a fair value approach was determined to be zero.
[4]
Represents right-of-use assets recognized by UBS as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during the year was USD 641 million. Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 22a, respectively. Also refer to Note 1 for more information about the nature of UBS’s leasing activities.

[5]	Consists of USD 787 million related to Internally generated software, USD 126 million related to Owned properties and USD 100 million related to Leasehold improvements.
[6]	Consists of USD 744 million related to Internally generated software, USD 101 million related to Owned properties and USD 98 million related to Leasehold improvements.
[7]	Reflects reclassifications to Properties held for sale.
[8]
Represents right-of-use assets recognized by UBS AG as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during the year was USD 614 million. Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 22a, respectively. Also refer to Note 1 for more information about the nature of UBS’s leasing activities.